Registration Nos. 333-144744

811-22099

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 38	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 42	☒

(Check appropriate box or boxes.)

GATEWAY TRUST

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

800 Boylston Street

Boston, Massachusetts 02199

Approximate Date of Public Offering

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

GATEWAY TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 38 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 19th day of May, 2016.

GATEWAY TRUST

By:	/s/ David L. Giunta
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David L. Giunta	Trustee, President and Chief Executive Officer	May 19, 2016
David L. Giunta

/s/ Michael C. Kardok	Treasurer	May 19, 2016
Michael C. Kardok

Kevin P. Charleston*	Trustee	May 19, 2016
Kevin P. Charleston

Kenneth A. Drucker *	Trustee	May 19, 2016
Kenneth A. Drucker

Edmond J. English *	Trustee	May 19, 2016
Edmond J. English

Richard A. Goglia *	Trustee	May 19, 2016
Richard A. Goglia

John T. Hailer *	Trustee	May 19, 2016
John T. Hailer

Wendell J. Knox *	Trustee	May 19, 2016
Wendell J. Knox

Martin T. Meehan *	Trustee	May 19, 2016
Martin T. Meehan

Sandra O. Moose *	Trustee, Chairperson of the Board	May 19, 2016
Sandra O. Moose

Erik R. Sirri *	Trustee	May 19, 2016
Erik R. Sirri

Peter J. Smail *	Trustee	May 19, 2016
Peter J. Smail

Cynthia L. Walker *	Trustee	May 19, 2016
Cynthia L. Walker

*By:	/s/ Coleen Downs Dinneen
Coleen Downs Dinneen Attorney-In-Fact[1] May 19, 2016

[1]	Powers of Attorney for John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007. Power of Attorney for Kenneth Drucker is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009. Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 to the Registration Statement filed on July 2, 2009. Powers of Attorney for Erik Sirri and Peter Smail are incorporated by reference to exhibits (q)(4) and (q)(5) to PEA No. 8 to the Registration Statement filed on December 28, 2009. Powers of Attorney for Martin T. Meehan and Edmond J. English are incorporated by reference to exhibits (q)(8) and (q)(9) to PEA No. 22 to the Registration Statement filed on March 28, 2013. Power of Attorney for Richard A. Goglia is incorporated by reference to exhibit (q)(9) to PEA No. 33 to the Registration Statement filed on March 27, 2015. Power of Attorney for Kevin P. Charleston is incorporated by reference to exhibit (q)(10) to PEA No. 37 to the Registration Statement filed on April 28, 2016.

Gateway Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase